Label	Element	Value
Value Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Value Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	In the Examples subsection, the table will be deleted and replaced with the following:
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

In the Principal Investment Strategies subsection, the last two sentences of the first paragraph will be deleted and replaced with the following:

As of June 30, 2024, the market capitalization range of the Russell 1000 Value Index was approximately $364.0 million to $876.7 billion. As of June 30, 2024, the weighted average market capitalization of the Fund was approximately $159.1 billion.

Also in the Principal Investment Strategies subsection, the following will be added after the first paragraph:

The Fund may also invest in the equity securities of companies with medium market capitalizations (“mid-capitalization companies”).

Also in the Principal Investment Strategies subsection, the last two sentences of the second paragraph will be deleted.

Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

In the Performance subsection, the first sentence of the third paragraph will be deleted and replaced with the following:

Putnam Investment Management, LLC began managing the Fund on November 1, 2024 and some investment policies changed at that time.

Value Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
Value Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,158
Value Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	408
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 922

[1]	The investment adviser has agreed to waive 0.085% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.